Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 07, 2024
Entity Registrant Name	dei_EntityRegistrantName	INDEXIQ ACTIVE ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001426439
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 07, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 08, 2024
Prospectus Date	rr_ProspectusDate	May 08, 2024
IQ MacKay Securitized Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	IQ MacKay Securitized Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The IQ MacKay Securitized Income ETF (the “Fund”) seeks total return with an emphasis on current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Shares. The Fund is newly organized, and as of the date of this Prospectus, has not yet commenced operations.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in securitized assets, which include commercial mortgage-backed securities (CMBS), asset-backed securities (ABS), agency and non-agency residential mortgage-backed securities (RMBS), collateralized mortgage obligations (CMOs), and collateralized loan obligations (CLOs). The Fund’s securitized credit securities may be fixed-rate or adjustable-rate securities. The Fund may invest in agency mortgaged-backed securities (MBS), which include mortgage pass-through securities representing interests in pools of mortgage loans issued or guaranteed by government-sponsored enterprises such as Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), or the Federal Home Loan Mortgage Corporation (FMLMC). The Fund may also invest in other fixed-income instruments, which include bonds, debt instruments, and money market and short-term securities issued by various U.S. and non-U.S. public or private sector entities. The Fund may invest in interest-only (IO), principal-only (PO), or inverse floating rate debt securities. The Fund may hold long or short positions in mortgage dollar rolls, to-be-announced (“TBA”) securities transactions, variable rate notes and floating rate notes.

The Fund will generally seek to maintain a weighted average duration within 1.5 years (plus or minus) of the duration of the Bloomberg U.S. Securitized Index. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund may invest in debt securities of any maturity or duration and securities that may have fixed, floating, or variable rates.

The Fund may invest up to 20% of its total assets in securities rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”) (such securities rated lower than BBB- and Baa3) or, if unrated, judged to be of comparable quality by MacKay Shields LLC (the “Subadvisor”). Securities that are rated below investment grade by NRSROs are commonly referred to as “high-yield securities” or “junk bonds.” If NRSROs assign different ratings for the same security, the Fund will use the higher rating for purposes of determining the credit quality.

The Fund may also invest in derivatives, such as futures, forwards, options, forward commitments and swap agreements, including interest rate, total return and credit default swap agreements, to seek to enhance returns or to reduce the risk of loss by hedging certain of its holdings or manage duration.

Investment Process: The Subadvisor utilizes a top-down and bottom-up approach in its investment decision-making process. The top-down element of the investment process incorporates an analysis of the important economic underpinnings of the market’s risk cycle, including taking into consideration monetary policy and its impact on the capital markets. The bottom-up component of the investment process feeds into the Subadvisor’s macro analysis to help identify significant changes in financial market conditions, real economic developments and areas of credit excess.

Investment selection is based on a rigorous analysis in order to gauge the security’s potential for total return, as well as its sensitivities to changes in interest rates, volatility, the shape of the Treasury yield curve (i.e., differences in yield between securities of different maturities), and prepayment variations. The quality of the collateral and that of the issuer or servicer is also taken into consideration.

The Subadvisor may sell a security if it believes the security will no longer contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the domestic and foreign economies, and meaningful changes in the issuer’s financial condition, including changes in the issuer’s credit risk and competitiveness.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund intends to commence operations in May 2024 after the conversion of a separately managed account (the “Predecessor Account”) into shares of the Fund. The Fund has adopted the performance history of the Predecessor Account. Pursuant to the conversion, the Predecessor Account transferred substantially all of its assets to the Fund. MacKay Shields LLC, the Fund’s Subadvisor, managed the Predecessor Account for the entire performance period shown. The Predecessor Account commenced operations on October 1, 2019. The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account. However, the Predecessor Account was not registered under the 1940 Act and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with its benchmark over time. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities. The Bloomberg U.S. Securitized Bond Index is an unmanaged index that includes the MBS, ABS, and CMBS sectors of the Bloomberg U.S. Aggregate Bond universe. As described above, the Fund has adopted the performance history of the Predecessor Account and thus the performance shown below is that of the Predecessor Account. The Predecessor Account’s performance shown below has been adjusted for the Fund’s anticipated operating expenses as reflected in the table entitled “Annual Fund Operating Expenses” not including the Fund’s expense waiver/reimbursement.

All returns assume reinvestment of dividends and distributions. The Predecessor Account’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense reimbursement in effect, if such waivers or reimbursements were not in place, the Fund’s performance would be reduced. The Fund’s performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting newyorklifeinvestments.com/etf.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with its benchmark over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-474-7725
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	newyorklifeinvestments.com/etf
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Account’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	6.41%	4Q/2023
Lowest Return	-4.72%	3Q/2022

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2023
IQ MacKay Securitized Income ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.63%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2019
IQ MacKay Securitized Income ETF | Bloomberg U.S. Securitized Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.08%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.88%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2019
IQ MacKay Securitized Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Fund’s Shares will change in value and you could lose money by investing in the Fund.
IQ MacKay Securitized Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Advisor or any of its affiliates.
IQ MacKay Securitized Income ETF | Asset-Backed Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Asset-Backed Securities Risk

Asset-backed securities are securities that represent interests in, and whose values and payments are based on, a “pool” of underlying assets, which may include, among others, lower-rated debt securities and corporate loans, consumer loans or mortgages and leases of property. Asset-backed securities include collateralized debt obligations, collateralized bond obligations, and collateralized loan obligations and other similarly structured vehicles. As with other debt securities, asset-backed securities are subject to credit risk, extension risk, interest rate risk, liquidity risk and valuation risk. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of underlying assets, may result in a reduction in the value of such asset-backed securities and losses to the Fund.

Investments in mortgage-related securities make an investor more susceptible to adverse economic, interest rate, political or regulatory events that affect the value of real estate. Mortgage-related securities are also significantly affected by the rate of prepayments. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce a mortgage-related security’s value.

IQ MacKay Securitized Income ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Concentration Risk

Only certain large institutions (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that those Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with the Fund and no other Authorized Participant is able to step forward to engage in creation and redemption transactions with the Fund, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

IQ MacKay Securitized Income ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Transactions Risk

The Fund currently intends to effect creations and redemptions principally for cash, rather than for in-kind securities. For this reason, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process

IQ MacKay Securitized Income ETF | Corporate Bonds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Corporate Bonds Risk

Corporate bonds are debt obligations issued by corporations. Corporate bonds are generally used by corporations to borrow money from investors. The investment return of corporate bonds reflects interest earned on the security and changes in the market value of the security. The market value of a corporate bond may be affected by changes in the market rate of interest, the credit rating of the issuer, the issuer’s performance and perceptions of the issuer in the marketplace. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

IQ MacKay Securitized Income ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk

A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest, settlement or margin payments, fulfill the delivery conditions of the contract or transaction, or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations the Fund will have contractual remedies pursuant to the agreements related to the transaction, but the Fund may be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to the Fund. The Fund may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding involving a counterparty (including recovery of any collateral posted by it) and may obtain limited or no recovery in such circumstances.

IQ MacKay Securitized Income ETF | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk

Credit risk is the risk that the issuer or guarantor of a debt instrument or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities will be unable or unwilling to make its timely interest and/or principal payments when due or otherwise honor its obligations. Changes in an issuer’s or counterparty’s credit rating or the market’s perception of an issuer’s or counterparty’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.

IQ MacKay Securitized Income ETF | Cyber Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk

The Fund is susceptible to operational risks through breaches in cyber security. Such events may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity and could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of the securities issuers or the Fund’s third-party service providers can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed.

IQ MacKay Securitized Income ETF | Debt Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Debt Securities Risk

The risks of investing in debt securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations; (ii) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up; (iii) liquidity risk and valuation risk, e.g., debt securities generally do not trade on a securities exchange, making them generally less liquid and more difficult to value than common stock; (iv) call risk and income risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates; and extension risk,

e.g., if interest rates rise, repayments of debt securities may occur more slowly than anticipated by the market, which may drive the prices of these securities down because their interest rates are lower than the current interest rate and the securities remain outstanding longer. Debt securities most frequently trade in institutional round lot size transactions. If the Fund purchases bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots, the odd lot size positions may have more price volatility than institutional round lot size positions. The Fund uses a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.

IQ MacKay Securitized Income ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk

Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index and involve risks different from, and possibly greater than, the risks associated with other investments. These risks include: (i) the risk that the counterparty to a derivatives transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to, changing supply and demand relationships, government programs and policies, national and international political and economic events, changes in interest rates, inflation and deflation, and changes in supply and demand relationships. Unlike other investments, derivative contracts often have leverage inherent in their terms. The use of leveraged derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s Share price. The effects of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so.

IQ MacKay Securitized Income ETF | Futures Contracts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Futures Contracts Risk

Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund, thus limiting the ability of the Fund to implement its investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund’s volatility. The value of an investment in the Fund may change quickly and without warning.

IQ MacKay Securitized Income ETF | High Yield Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

High Yield Securities Risk

High yield securities, or “junk” bonds, generally offer a higher current yield than the yield available from higher grade issues, but are subject to greater market fluctuations, are less liquid and provide a greater risk of loss than investment grade securities, and therefore are considered to be highly speculative. In general, high yield securities may have a greater risk of default than other types of securities and could cause income and principal losses for the Fund.

IQ MacKay Securitized Income ETF | Income Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Income Risk

The Fund’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because the Fund may subsequently invest in lower-yielding securities when securities in its portfolio mature or the Fund otherwise needs to purchase additional securities.

IQ MacKay Securitized Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk

An increase in interest rates may cause the value of securities held by the Fund to decline. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than securities with shorter durations or floating or adjustable interest rates. The negative impact on the Fund from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. The Fund may be subject to a greater risk of rising interest rates during periods of low interest rates.

When interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these securities to fall. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value. The value of securities with longer maturities generally changes more in response to changes in interest rates than does the value of securities with shorter maturities. During periods of falling interest rates, an issuer of a callable security held by the Fund may “call” or repay the security before its stated maturity, which may result in the Fund having to reinvest the proceeds in securities with lower yields, resulting in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

IQ MacKay Securitized Income ETF | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk

The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

IQ MacKay Securitized Income ETF | Liquidity Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

IQ MacKay Securitized Income ETF | Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Market Risk

Market risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market, which may affect the Fund’s value. Turbulence in financial markets, tariffs and other protectionist measures, political developments and uncertainty, central bank policy, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

IQ MacKay Securitized Income ETF | Money Market/Short-Term Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Money Market/Short-Term Securities Risk

To the extent the Fund holds cash or invests in money market or short-term securities, the Fund may be less likely to achieve its investment objective. In addition, it is possible that the Fund’s investments in these instruments could lose money.

IQ MacKay Securitized Income ETF | Mortgage Dollar Roll Transaction Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Mortgage Dollar Roll Transaction Risk

A mortgage dollar roll is a transaction in which the Fund sells mortgage-related securities from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Fund at the end of the roll, while substantially similar, may be inferior to what was initially sold to the counterparty.

IQ MacKay Securitized Income ETF | New Fund Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

New Fund Risk

As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

IQ MacKay Securitized Income ETF | Operational Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Operational Risk

The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Advisor and Subadvisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

IQ MacKay Securitized Income ETF | Option Contract Risk [Member]
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Option Contract Risk

The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts.

IQ MacKay Securitized Income ETF | Portfolio Management Risk [Member]
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Portfolio Management Risk

The Fund is subject to portfolio management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result or, while it may be the desired result, may underperform other types of investment strategies. There can be no guarantee that the Fund will meet its investment objective(s).

IQ MacKay Securitized Income ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk

The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s investment exposures. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than expected.

IQ MacKay Securitized Income ETF | Private Placement and Restricted Securities Risk [Member]
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Private Placement and Restricted Securities Risk

The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Securities acquired in a private placement generally are subject to strict restrictions on resale, and there may be no market or a limited market for the resale of such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so or at the most favorable price. This potential lack of liquidity also may make it more difficult to accurately value these securities.

IQ MacKay Securitized Income ETF | Secondary Market Trading Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Secondary Market Trading Risk

Although the Fund’s Shares are listed for trading on one or more securities exchanges, there can be no assurance that an active trading market for such Shares will develop or be maintained by market makers or Authorized Participants. The trading of Shares on securities exchanges is subject to the risk of irregular trading activity. Securities exchanges have requirements that must be met in order for Shares to be listed. There can be no assurance that the requirements of an exchange necessary to maintain the listing of Shares will continue to be met. This risk is particularly acute for a fund that fails to attract a large number of shareholders. Pursuant to an exchange’s “circuit breaker” rules, trading in the Fund’s Shares may be halted due to extraordinary market volatility. Additionally, market makers are under no obligation to make a market in the Fund’s Shares and Authorized Participants are not obligated to submit purchase or redemption orders for creation units. In the event market makers cease making a market in the Fund’s Shares or Authorized Participants stop submitting purchase or redemption orders for creation units, the Fund’s Shares may trade at a larger premium or discount to its NAV.

IQ MacKay Securitized Income ETF | Short Sales Risk [Member]
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Short Sales Risk

Short sales are transactions in which the Fund sells a security it does not own, or uses derivatives, such as futures or swaps, to effect short exposure to a particular reference asset. Such a position subjects the Fund to the risk that instead of declining, the price of the security or reference asset to which the Fund has short exposure will rise. If the price of the security or reference asset increases between the date of the short sale and the date on which the Fund replaces the security or otherwise closes out its short position, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase.

IQ MacKay Securitized Income ETF | Swap Agreements Risk [Member]
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Swap Agreements Risk

Swap agreements are two-party contracts entered into for a set period of time in which the parties agree to exchange payments based on some underlying reference or asset (such as interest rates). Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, liquidity risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

IQ MacKay Securitized Income ETF | TBA Securities Risk [Member]
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TBA Securities Risk

In a TBA securities transaction, the Fund commits to purchase certain securities for a fixed price at a future date. The principal risks of a TBA securities transaction are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security.

IQ MacKay Securitized Income ETF | Trading Price Risk [Member]
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Trading Price Risk

Although it is generally expected that the market price of the Fund’s Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Shares of the Fund trade on securities exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates continuously throughout trading hours based on market supply of and demand for Shares and the Fund’s NAV, among other reasons. As a result, the trading prices of the Fund’s Shares may deviate significantly from NAV during periods of market volatility. The market price of the Fund’s Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by market makers or other participants that trade the Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that an investor most wants to sell their Shares. The risk of wide bid and ask spreads may be especially pronounced for smaller funds. In addition, increased market volatility may cause wider spreads.

IQ MacKay Securitized Income ETF | Valuation Risk [Member]
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Valuation Risk

When valuing the Fund’s portfolio investments, if a market quotation is readily available for a portfolio investment, that investment will generally be valued at the market value. However, unlike publicly traded securities that trade on national securities exchanges, there is no central place or exchange for trading most debt securities and thus readily available market quotations are unavailable. Debt securities generally trade on an “over-the-counter” market. Due to the lack of centralized information and trading, and variations in lot sizes of certain debt securities, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities. Debt securities are commonly valued by third-party pricing service providers that utilize a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such securities, cash flows and transactions for comparable instruments. However, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities. Additionally, pricing service providers generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Valuing the Fund’s investments using fair value pricing provided by pricing service providers will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. It is possible that the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

IQ MacKay Securitized Income ETF | Variable and Floating Rate Instruments Risk [Member]
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Variable and Floating Rate Instruments Risk

Variable and floating rate instruments include debt securities issued by corporate and governmental entities, bank loans, mortgage-backed securities and asset-backed securities, preferred equity securities and derivative variable rate securities, such as inverse floaters. Variable and floating rate instruments are structured so that the instrument’s coupon rate fluctuates based upon the level of a reference rate. A variable or floating rate instrument’s coupon rate resets periodically according to its terms. Consequently, in a rising interest rate environment, variable and floating rate instruments with coupon rates that reset infrequently may lag behind the changes in market interest rates.

IQ MacKay Securitized Income ETF | IQ MacKay Securitized Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SECR
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.71%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 128
Annual Return 2020	rr_AnnualReturn2020	6.41%
Annual Return 2021	rr_AnnualReturn2021	0.72%
Annual Return 2022	rr_AnnualReturn2022	(11.87%)
Annual Return 2023	rr_AnnualReturn2023	6.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Apr. 30, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jan. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.72%)
1 Year	rr_AverageAnnualReturnYear01	6.36%
Since Inception	rr_AverageAnnualReturnSinceInception	0.16%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2019
IQ MacKay Securitized Income ETF | IQ MacKay Securitized Income ETF | Returns after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2019	[4]
IQ MacKay Securitized Income ETF | IQ MacKay Securitized Income ETF | Returns after taxes on distributions and sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2019	[4]

[1]	The Predecessor Account commenced operations on October 1, 2019.
[2]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.
[3]	IndexIQ Advisors LLC (the “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses) to not more than 0.40% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.
[4]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.